Intangible Assets - Summary of Estimated Amortization of Intangible Assets in Future Fiscal Years (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 27, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
2014	$ 4,376
2015	4,376
2016	3,611
2017	2,847
2018	2,598
Thereafter	3,590
Total	$ 21,398